UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               --------------

Check here if Amendment [_]; Amendment Number:
                                              -----
 This Amendment (Check only one.): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    L & S ADVISORS, INC.
         -------------------------------------
Address: 12121 Wilshire Blvd Ste 1100
         -------------------------------------
         Los Angeles, CA 90025
         -------------------------------------

Form 13F File Number: 28-13201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SY R. LIPPMAN
       ------------------
Title: President
       ------------------
Phone: 310.893.6060
       ------------------

Signature, Place, and Date of Signing:

     /s/ Sy R. Lippman               Los Angeles, CA           05-14-2013
     -----------------               ---------------           ----------
        [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------

Form 13F Information Table Entry Total: 85
                                        ---------------

Form 13F Information Table Value Total: 224,496
                                        ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                              L & S Advisors, Inc.
                                    FORM 13F
                                 March 31, 2013

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579y101     3397    31950 SH       Sole                                      31950
ABBVIE INC COM USD0.01         COM              00287y109      408    10005 SH       Sole                                      10005
ACTAVIS INC COM USD0.0033      COM              00507k103     3421    37136 SH       Sole                                      37136
ALLERGAN INC                   COM              018490102     5090    45596 SH       Sole                                      45596
AMERICAN WTR WKS CO INCNEW COM COM              030420103      466    11247 SH       Sole                                      11247
APPLE INC                      COM              037833100      461     1042 SH       Sole                                       1042
AT&T INC COM                   COM              00206r102      480    13078 SH       Sole                                      13078
BCE INC COM NPV ISIN#CA05534B7 COM              05534b760      449     9613 SH       Sole                                       9613
BIOGEN IDEC INC                COM              09062x103     5535    28735 SH       Sole                                      28735
BLACKROCK GLOBAL OPPORTUNITIES COM              092501105      683    49192 SH       Sole                                      49192
BLACKROCK INTL GROWTH& INCOME  COM              092524107      481    62983 SH       Sole                                      62983
CABOT OIL & GAS CP COM         COM              127097103     2895    42816 SH       Sole                                      42816
CANADIAN PACIFIC RAILWAYSCOM N COM              13645t100     2947    22585 SH       Sole                                      22585
CELGENE CORP                   COM              151020104     5275    45513 SH       Sole                                      45513
CHEVRON CORP NEW               COM              166764100      427     3595 SH       Sole                                       3595
CHICAGO BRIDGE & IRONCOMPANY N COM              167250109     5498    88528 SH       Sole                                      88528
CITIGROUP INC COMNEW           COM              172967424     5007   113189 SH       Sole                                     113189
COCA COLA CO                   COM              191216100      443    10948 SH       Sole                                      10948
COMCAST CORP NEW CLA           COM              20030n101      443    10550 SH       Sole                                      10550
CONAGRA FOODS INC              COM              205887102      479    13376 SH       Sole                                      13376
DNP SELECT INCOME FDINC        COM              23325p104      296    29173 SH       Sole                                      29173
EATON CORP                     COM              G29183103     2839    46350 SH       Sole                                      46350
EOG RESOURCES INC              COM              26875p101     5278    41211 SH       Sole                                      41211
EXCO RESOURCES INC.            COM              269279402       71    10000 SH       Sole                                      10000
EXXON MOBIL CORP               COM              30231g102     6040    67033 SH       Sole                                      67033
FACEBOOK INC                   COM              30303M102    39753  1554053 SH       Sole                                    1554053
GENERAL MILLS INC              COM              370334104     3660    74216 SH       Sole                                      74216
GILEAD SCIENCES INC            COM              375558103     5366   109653 SH       Sole                                     109653
GOLDMAN SACHS GROUP INC        COM              38141g104     5153    35019 SH       Sole                                      35019
HESS CORP COM                  COM              42809h107     5163    72096 SH       Sole                                      72096
HOLLYFRONTIER CORPORATIONCOM U COM              436106108      502     9761 SH       Sole                                       9761
HOME DEPOT INC                 COM              437076102      440     6311 SH       Sole                                       6311
INDUSTRIAL SECTOR SPDR FD      COM              81369y704     1000    23955 SH       Sole                                      23955
ISHARES CORE S&P 500ETF        COM              464287200      203     1289 SH       Sole                                       1289
ISHARES MSCI JAPAN INDEXFUND   COM              464286848      108    10000 SH       Sole                                      10000
ISHARES TR DOW JONES US REAL E COM              464287739      583     8397 SH       Sole                                       8397
ISHARES TR DOW JONES USHOME CO COM              464288752      596    24942 SH       Sole                                      24942
ISHARES TR RUSSELL 2000INDEX F COM              464287655    30921   327446 SH       Sole                                     327446
JOHNSON & JOHNSON              COM              478160104     5628    69028 SH       Sole                                      69028
KELLOGG COMPANY                COM              487836108      485     7533 SH       Sole                                       7533
KINDER MORGAN INC DELAWARECOM  COM              49456b101      435    11239 SH       Sole                                      11239
KKR & CO L P DEL COMUNITS      COM              48248m102      502    25974 SH       Sole                                      25974
KRAFT FOODS GROUP INCCOM NPV   COM              50076q106      460     8928 SH       Sole                                       8928
L BRANDS INC COM USD0.50       COM              501797104      392     8778 SH       Sole                                       8778
LILLY ELI & CO                 COM              532457108      215     3784 SH       Sole                                       3784
MARATHON PETROLEUM CORPCOM USD COM              56585a102     5036    56202 SH       Sole                                      56202
NOBLE ENERGY INC COM           COM              655044105     5294    45773 SH       Sole                                      45773
OAKTREE CAP GROUP LLCUNITS CL  COM              674001201      681    13344 SH       Sole                                      13344
OCCIDENTAL PETROLEUM CORP      COM              674599105      333     4250 SH       Sole                                       4250
OMEGA HEALTHCARE INVSINC       COM              681936100      520    17120 SH       Sole                                      17120
PFIZER INC                     COM              717081103      450    15585 SH       Sole                                      15585
PHILIP MORRIS INTL INCCOM      COM              718172109      419     4520 SH       Sole                                       4520
PIMCO CORPORATE &INCOME OPPOR  COM              72201b101      477    22178 SH       Sole                                      22178
PIMCO CORPORATE &INCOMESTRAT   COM              72200u100      352    19153 SH       Sole                                      19153
PIONEER NATURAL RESOURCESCO    COM              723787107     5156    41494 SH       Sole                                      41494
PROCTER & GAMBLE CO            COM              742718109      359     4662 SH       Sole                                       4662
PROSHARES TR PROSHARESULTRASHO COM              74347b201      485     7381 SH       Sole                                       7381
QUALCOMM INC                   COM              747525103     3426    51186 SH       Sole                                      51186
RANGE RESOURCES CORP           COM              75281a109     3353    41373 SH       Sole                                      41373
ROCHE HOLDINGS AG SPNADR EACH  COM              771195104     3410    58183 SH       Sole                                      58183
SEADRILL LTD USD2              COM              g7945e105      560    15039 SH       Sole                                      15039
SECTOR SPDR FINANCIAL          COM              81369y605      628    34507 SH       Sole                                      34507
SECTOR SPDR TR SHS BENINT ENER COM              81369y506     1013    12776 SH       Sole                                      12776
SECTOR SPDR TR SHS BENINT TECH COM              81369y803      623    20571 SH       Sole                                      20571
SEMPRA ENERGY                  COM              816851109      332     4150 SH       Sole                                       4150
SENIOR HOUSING PROP TRUST      COM              81721m109      490    18258 SH       Sole                                      18258
SIMON PPTY GRP INC             COM              828806109      467     2945 SH       Sole                                       2945
SPDR S&P 500 ETF TRUSTUNIT SER COM              78462f103     1346     8591 SH       Sole                                       8591
SPDR SER TR S&PBIOTECH ETF     COM              78464a870      708     7086 SH       Sole                                       7086
STARBUCKS CORP                 COM              855244109     3401    59726 SH       Sole                                      59726
SWIFT TRANSPORTATION COCOM USD COM              87074u101     2763   194859 SH       Sole                                     194859
TAUBMAN CENTERS INC            COM              876664103      397     5106 SH       Sole                                       5106
TESORO CORP COM FORMERLYTESORO COM              881609101     3375    57641 SH       Sole                                      57641
TRINITY INDS INC DEL FRMLYTEXA COM              896522109     3504    77289 SH       Sole                                      77289
UNION PACIFIC CORP             COM              907818108     2975    20888 SH       Sole                                      20888
UNITED RENTALS                 COM              911363109     5308    96553 SH       Sole                                      96553
VERIZON COMMUNICATIONS         COM              92343v104      493    10022 SH       Sole                                      10022
VISA INC COM CL A              COM              92826c839     3436    20231 SH       Sole                                      20231
WELLS FARGO & CO NEW           COM              949746101      451    12186 SH       Sole                                      12186
WEYERHAEUSER CO COM            COM              962166104      468    14920 SH       Sole                                      14920
FLAHERTY & CRUMRINE PFDSECS IN                  338478100      354    17291 SH       Sole                                      17291
GENERAL MOTORS CO PFD                           37045v209      297     6908 SH       Sole                                       6908
PPL CORP CORP UNIT CONSISTINGO                  69351t114      486     8719 SH       Sole                                       8719
SEASPAN CORPORATION PFD                         y75638125      443    15938 SH       Sole                                      15938
KINDER MORGAN INC DELWT EXP PU                  49456b119       59    11412 SH       Sole                                      11412